Organization and Principal Activities - Schedule of Cash Flows of the VIE and its Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Investments in and Advances to Affiliates [Line Items]
Net cash (used in) provided by operating activities	$ 104,350	¥ 717,461	¥ 242,444	¥ (420,451)
Net cash used in investing activities	(664,310)	(4,567,452)	(559,561)	(96,135)
Net cash provided by (used in) financing activities	$ 600,227	4,126,861	774,448	522,773
Variable Interest Entity (VIE) [Member]
Investments in and Advances to Affiliates [Line Items]
Net cash (used in) provided by operating activities		601,022	237,654	(375,463)
Net cash used in investing activities		(516,902)	(110,809)	(96,135)
Net cash provided by (used in) financing activities		¥ (3,647)	¥ 266,913	¥ 522,773